BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstact]
Navios Group Loans

Facility	June 30, 2013	December 31, 2012
Secured credit facilities	$290,447	$323,473
Senior notes due 2019	350,000	350,000
Ship mortgage notes	488,000	488,000
Logistics Senior notes	290,000	200,000
Navios Logistics other long-term loans	567	598
Total borrowings	1,419,014	1,362,071
Plus: unamortized premium	3,251	—
Less: unamortized discount	(3,537)	(3,859)
Less: current portion	(14,255)	(33,095)
Total long-term borrowings	$1,404,473	$1,325,117

Schedule Of Maturities Of Long Term Debt[Table Text Block]

Payment due by period
June 30, 2014	$14,255
June 30, 2015	60,976
June 30, 2016	21,885
June 30, 2017	42,335
June 30, 2018	507,676
June 30, 2019 and thereafter	771,887
Total	$1,419,014